FRANKLIN TEMPLETON GROUP
                        777 Mariners Island Boulevard
                             San Mateo, CA 94404


January 4, 1999


Filed Via EDGAR (CIK #0000002768)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

      RE:   Franklin High Income Trust
            File Nos. 2-30203 and 811-1608

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information, and Supplements thereto, that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 23, 1998.

Sincerely yours,

FRANKLIN HIGH INCOME TRUST



/s/ Leiann Nuzum
Corporate Counsel

LN:nk

cc:   Mark H. Plafker, Esq.